Federated Hermes SDG Engagement High Yield Credit Fund Average Annual Total Returns - Class A and C Shares [Member]		12 Months Ended	60 Months Ended	75 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.17%	(2.15%)	(0.26%)
ICE BofA Global High Yield Constrained USD Hedged Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.45%	4.09%	4.76%
Lipper Global High Yield Funds Average(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.96%	3.71%	4.09%
A
Prospectus [Line Items]
Average Annual Return, Percent		3.41%	2.57%	3.81%
Performance Inception Date				Sep. 26, 2019
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.14%	0.71%	2.00%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.98%	1.18%	2.16%
C
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	3.52%	4.57%
Performance Inception Date				Sep. 26, 2019

[1]	The Bloomberg Global Aggregate Index is a measure of global investment-grade debt from twenty-eight local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
[2]	The ICE BofA Global High Yield Constrained USD Hedged Index contains all securities in the ICE BofA Global High Yield Index but caps issuer exposure at 2%.
[3]	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category indicated. They do not reflect sales charges.